Revenue - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	£ 772,255	£ 740,756	£ 794,733
Contract liabilities	179,537	149,202	104,100
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	£ 291,600	£ 241,100	£ 257,300